Schedule of company obligations by contractual maturity (Details) $ in Thousands	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 36,248
Less than 1 year	14,290
1-3 years	20,912
3-5 years
More than 5 years	1,046
Bank Indebtedness [Member]
IfrsStatementLineItems [Line Items]
Total	6,706
Less than 1 year	6,706
1-3 years
3-5 years
More than 5 years
Accounts Payable and Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total	6,859
Less than 1 year	6,859
1-3 years
3-5 years
More than 5 years
Accounts Payable with Related Parties [Member]
IfrsStatementLineItems [Line Items]
Total	208
Less than 1 year	208
1-3 years
3-5 years
More than 5 years
Loan Payable and Current Portion of Long-term Debt [Member]
IfrsStatementLineItems [Line Items]
Total	517
Less than 1 year	517
1-3 years
3-5 years
More than 5 years
Long-term Debt [Member]
IfrsStatementLineItems [Line Items]
Total	255
Less than 1 year
1-3 years	255
3-5 years
More than 5 years
Long-term Debt with Related Parties [Member]
IfrsStatementLineItems [Line Items]
Total	15,507
Less than 1 year
1-3 years	15,507
3-5 years
More than 5 years
Reclamation and Remediation Obligations [Member]
IfrsStatementLineItems [Line Items]
Total	6,188
Less than 1 year
1-3 years	5,142
3-5 years
More than 5 years	1,046
Other Long Term Payables [Member]
IfrsStatementLineItems [Line Items]
Total	8
Less than 1 year
1-3 years	8
3-5 years
More than 5 years